Allianz Life Insurance Company of New York

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

October 29, 2012

Re:       Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
Registration Statement Nos. 333-171428 and 811-05716

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By: /s/ Stewart D. Gregg

            Stewart D. Gregg